10. OTHER PAYABLES AND ACCRUED LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Payables and Accruals [Abstract]
CeraVest security deposits from borrowers	$ 38,439	$ 22,755
Temporary payments to merchants	4,072	3,042
Purchasing funds from CeraVest loan investors	5,846	0
Payables related to properties and others	3,313	10,899
Rental advance and customer deposits	2,076	2,425
Accrued expenses	1,437	2,692
Business and other tax payables	845	1,069
Salary payable	2,458	2,326
Interest payable for bank borrowings	174	253
Other current liabilities	2,542	2,749
Total	$ 61,202	$ 48,210